Schedule of Investments (unaudited)	iShares® MSCI Global Min Vol Factor ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 0.1%
Telefonica Brasil SA	543,871	$5,829,814

Canada — 1.2%
CGI Inc.(a)	202,668	20,606,584
Franco-Nevada Corp.	50,214	5,624,027
Loblaw Companies Ltd.	79,433	6,848,934
Thomson Reuters Corp.	22,745	3,177,713
Waste Connections Inc.	102,115	13,835,561
		50,092,819
China — 7.5%
3SBio Inc.(b)	2,186,000	2,031,718
Agricultural Bank of China Ltd., Class A	6,420,799	3,288,330
Agricultural Bank of China Ltd., Class H	37,064,000	13,681,552
Anhui Gujing Distillery Co. Ltd., Class B	141,100	2,141,191
Bank of China Ltd., Class H	104,664,000	38,347,746
Bank of Communications Co. Ltd., Class A	2,950,900	2,410,263
Bank of Communications Co. Ltd., Class H	11,820,000	6,967,035
Beijing Enterprises Holdings Ltd.	697,000	2,310,814
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	3,647,600	2,576,837
Brilliance China Automotive Holdings Ltd.	714,000	382,991
BYD Co. Ltd., Class A	144,700	4,027,574
BYD Electronic International Co. Ltd.	754,000	3,441,181
CGN Power Co. Ltd., Class H(b)	14,440,000	3,477,897
China CITIC Bank Corp. Ltd., Class H	11,858,000	5,356,586
China Coal Energy Co. Ltd., Class H	2,869,000	2,429,307
China Conch Venture Holdings Ltd.	1,343,000	1,006,262
China Construction Bank Corp., Class H	49,849,000	28,822,362
China Galaxy Securities Co. Ltd., Class H	4,940,000	2,642,978
China Merchants Port Holdings Co. Ltd.	1,938,000	2,480,718
China Minsheng Banking Corp. Ltd., Class H	8,779,000	2,934,060
China Shenhua Energy Co. Ltd., Class A	559,100	2,461,963
China Shenhua Energy Co. Ltd., Class H	3,515,000	11,479,723
China State Construction Engineering Corp. Ltd., Class A	3,351,700	2,328,362
China Tower Corp. Ltd., Class H(b)	58,504,000	6,064,889
China Yangtze Power Co. Ltd., Class A	1,937,000	6,186,899
Chow Tai Fook Jewellery Group Ltd.	2,660,400	3,862,379
CITIC Securities Co. Ltd., Class A	855,508	2,565,814
COSCO Shipping Holdings Co. Ltd., Class H	3,983,500	3,670,028
East Money Information Co. Ltd., Class A	1,193,912	2,444,119
Fuyao Glass Industry Group Co. Ltd., Class H(b)	402,400	1,888,029
GCL-Poly Energy Holdings Ltd.	13,696,000	1,821,933
Guangdong Investment Ltd.	2,743,147	1,903,821
Haitian International Holdings Ltd.	757,000	1,928,527
Industrial & Commercial Bank of China Ltd., Class A	5,028,851	3,384,736
Industrial & Commercial Bank of China Ltd., Class H	46,615,000	22,180,691
Industrial Bank Co. Ltd., Class A	1,615,300	3,299,109
Jiangsu Hengrui Medicine Co. Ltd., Class A	312,800	2,101,923
Kingboard Holdings Ltd.	893,000	2,149,845
Kunlun Energy Co. Ltd.	5,198,000	4,803,195
Kweichow Moutai Co. Ltd., Class A	18,700	4,687,986
Lenovo Group Ltd.	3,746,000	4,623,003
Luxshare Precision Industry Co. Ltd., Class A	571,100	2,542,402
Luzhou Laojiao Co. Ltd., Class A	71,500	2,076,118
Muyuan Foods Co. Ltd., Class A	441,920	2,417,777
Nongfu Spring Co. Ltd., Class H(b)	1,315,000	7,500,469
People’s Insurance Co. Group of China Ltd. (The), Class H	11,843,000	3,836,301
Security	Shares	Value

China (continued)
PetroChina Co. Ltd., Class H	23,440,000	$15,338,525
PICC Property & Casualty Co. Ltd., Class H	9,134,000	10,610,461
Ping An Bank Co. Ltd., Class A	1,505,300	2,039,069
Postal Savings Bank of China Co. Ltd., Class H(b)	10,482,000	4,650,021
SF Holding Co. Ltd., Class A	391,900	2,314,904
Shanghai Pudong Development Bank Co. Ltd., Class A	2,300,800	2,204,528
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	96,700	3,930,457
Sinopharm Group Co. Ltd., Class H	1,794,400	4,446,980
Tingyi Cayman Islands Holding Corp.	1,934,000	2,434,039
Topsports International Holdings Ltd.(b)	2,445,000	1,987,118
Wanhua Chemical Group Co. Ltd., Class A	250,800	2,827,441
Want Want China Holdings Ltd.	5,895,000	3,448,869
Xiaomi Corp., Class B(a)(b)	4,168,400	8,320,275
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)	708,700	1,787,333
ZTE Corp., Class H	1,013,400	2,209,155
ZTO Express Cayman Inc., ADR	108,617	2,424,331
		315,940,949
Finland — 0.2%
Elisa OYJ	187,168	8,369,330

France — 0.8%
Bollore SE	1,065,502	6,095,643
Orange SA	2,429,895	29,938,516
		36,034,159
Germany — 1.0%
Deutsche Telekom AG, Registered	1,521,952	36,478,542
SAP SE	25,046	3,966,161
		40,444,703
Greece — 0.1%
Hellenic Telecommunications Organization SA	194,548	2,856,028

Hong Kong — 1.6%
BOC Hong Kong Holdings Ltd.	1,534,500	4,102,822
CLP Holdings Ltd.	1,381,254	10,736,394
Galaxy Entertainment Group Ltd.	1,336,000	6,911,249
Hang Seng Bank Ltd.	1,016,700	11,238,389
HKT Trust & HKT Ltd., Class SS	5,076,000	5,414,744
Hong Kong & China Gas Co. Ltd.	11,527,579	7,914,519
Jardine Matheson Holdings Ltd.	191,900	7,432,198
MTR Corp. Ltd.	2,104,500	7,543,566
Power Assets Holdings Ltd.	1,194,500	6,231,382
		67,525,263
India — 5.1%
Asian Paints Ltd.	393,344	14,715,968
Bajaj Auto Ltd.	62,130	4,546,120
Bajaj Holdings & Investment Ltd.	28,613	2,525,052
Berger Paints India Ltd.	410,728	2,829,015
Bharat Petroleum Corp. Ltd.	597,310	3,126,305
Bharti Airtel Ltd.	1,362,264	16,601,643
Cipla Ltd.	189,412	2,754,603
Divi’s Laboratories Ltd.	117,322	5,332,130
Dr. Reddy’s Laboratories Ltd.	55,950	3,887,379
Eicher Motors Ltd.	164,457	7,694,712
Havells India Ltd.	140,686	2,199,892
HCL Technologies Ltd.	1,059,412	17,070,924
Hero MotoCorp Ltd.	70,985	3,254,814
Hindustan Petroleum Corp. Ltd.(a)	604,335	2,521,932
Hindustan Unilever Ltd.	78,435	2,395,003
Indian Hotels Co. Ltd. (The), Class A	904,843	4,580,071

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Min Vol Factor ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Indian Oil Corp. Ltd.	3,808,721	$5,113,318
Infosys Ltd.	470,993	8,232,514
Larsen & Toubro Infotech Ltd.(b)	45,668	3,037,905
Larsen & Toubro Ltd.	183,423	6,847,292
Maruti Suzuki India Ltd.	35,526	4,523,154
MRF Ltd.	2,267	3,038,024
Nestle India Ltd.	28,897	8,396,943
Petronet LNG Ltd.	1,073,574	2,615,407
PI Industries Ltd.	107,745	4,872,015
Pidilite Industries Ltd.	211,080	6,459,219
Shree Cement Ltd.	9,817	3,150,940
Sun Pharmaceutical Industries Ltd.	375,835	5,533,127
Tata Consultancy Services Ltd.	704,643	29,525,253
Tata Elxsi Ltd.	19,601	1,939,751
Tech Mahindra Ltd.	337,390	4,946,116
Torrent Pharmaceuticals Ltd.	137,800	3,507,988
UltraTech Cement Ltd.	68,940	7,451,308
Wipro Ltd.	740,454	3,666,966
Wipro Ltd., ADR	683,866	3,316,750
Yes Bank Ltd.(a)	13,408,384	3,113,433
		215,322,986
Indonesia — 0.6%
Bank Central Asia Tbk PT	30,344,900	17,563,123
Telkom Indonesia Persero Tbk PT	33,936,400	8,251,835
		25,814,958
Israel — 0.5%
Bank Hapoalim BM	389,730	3,292,580
Check Point Software Technologies Ltd.(a)(c)	118,283	17,269,318
Isracard Ltd.	—	1
		20,561,899
Italy — 0.1%
Infrastrutture Wireless Italiane SpA(b)	446,652	5,523,205

Japan — 10.4%
Brother Industries Ltd.	258,000	4,355,988
Canon Inc.	905,000	23,316,919
Central Japan Railway Co.	950,500	22,802,643
Chiba Bank Ltd. (The)	395,200	2,965,574
Chubu Electric Power Co. Inc.	607,600	7,506,552
East Japan Railway Co.	345,100	18,639,888
ENEOS Holdings Inc.	1,295,000	5,097,075
FUJIFILM Holdings Corp.	159,700	9,352,101
Hamamatsu Photonics KK	188,600	7,457,283
Hankyu Hanshin Holdings Inc.	77,500	2,342,966
Hirose Electric Co. Ltd.	41,800	4,682,036
Japan Post Bank Co. Ltd.	599,300	5,910,704
KDDI Corp.	984,800	30,763,241
Keisei Electric Railway Co. Ltd.	57,200	2,304,079
Kintetsu Group Holdings Co. Ltd.	240,200	6,725,932
Kirin Holdings Co. Ltd.	147,400	2,083,725
Kyocera Corp.	179,000	9,912,071
McDonald’s Holdings Co. Japan Ltd.(c)	117,500	5,001,818
MEIJI Holdings Co. Ltd.	138,500	3,208,279
Mizuho Financial Group Inc.	443,100	7,519,262
NEC Corp.	201,000	11,202,912
Nintendo Co. Ltd.	333,600	15,549,900
Nippon Telegraph & Telephone Corp.	32,437,000	37,959,243
Nissin Foods Holdings Co. Ltd.	31,300	3,109,268
Nitori Holdings Co. Ltd.	21,000	2,406,518
Nomura Research Institute Ltd.	123,690	3,463,533
NTT Data Corp.	426,700	5,184,541
Security	Shares	Value

Japan (continued)
Obic Co. Ltd.	82,200	$12,576,152
Odakyu Electric Railway Co. Ltd.	163,600	2,298,794
Ono Pharmaceutical Co. Ltd.	434,700	8,008,918
Oracle Corp. Japan	52,100	4,012,177
Oriental Land Co. Ltd.	188,300	6,396,397
Osaka Gas Co. Ltd.	497,800	9,701,291
Otsuka Corp.	103,100	4,200,478
Otsuka Holdings Co. Ltd.	374,300	14,438,779
Pan Pacific International Holdings Corp.	341,900	7,407,069
SCSK Corp.	198,100	3,642,734
Secom Co. Ltd.	258,100	17,940,584
Seiko Epson Corp.	130,300	1,931,738
SG Holdings Co. Ltd.	137,600	1,984,967
Shizuoka Financial Group Inc., NVS	629,700	5,100,778
SoftBank Corp.	3,581,700	43,528,098
Suntory Beverage & Food Ltd.	185,400	5,837,408
TIS Inc.	294,000	6,203,423
Tobu Railway Co. Ltd.	254,300	6,284,230
Toho Co. Ltd.	137,900	4,779,003
Tokyu Corp.	163,700	1,920,028
Toshiba Corp.(a)	108,200	3,357,075
USS Co. Ltd.	267,100	5,222,924
West Japan Railway Co.	96,600	3,817,874
		441,414,970
Kazakhstan — 0.0%
Polymetal International PLC(a)(d)	250,942	28

Kuwait — 0.3%
Mobile Telecommunications Co. KSCP	2,780,925	4,403,871
National Bank of Kuwait SAKP	2,226,137	6,379,412
		10,783,283
Malaysia — 0.4%
DiGi.Com Bhd	3,223,700	3,002,652
Hong Leong Bank Bhd	852,700	3,476,748
IHH Healthcare Bhd	2,473,100	3,099,060
Malayan Banking Bhd	2,391,200	4,609,420
Petronas Gas Bhd	1,050,500	3,801,144
		17,989,024
Netherlands — 0.7%
Koninklijke Ahold Delhaize NV	458,543	13,279,185
Koninklijke KPN NV	4,349,146	14,897,272
		28,176,457
New Zealand — 0.1%
Spark New Zealand Ltd.	1,524,938	4,864,198

Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR	277,271	2,645,165

Philippines — 0.2%
BDO Unibank Inc.	2,582,768	6,217,831
Jollibee Foods Corp.	589,200	2,406,419
		8,624,250
Qatar — 0.2%
Industries Qatar QSC	709,361	2,433,891
Qatar National Bank QPSC	1,642,367	7,074,862
		9,508,753
Russia — 0.0%
PhosAgro PJSC(a)(d)	41,863	5
PhosAgro PJSC, GDR(a)(d)(e)	2	—
PhosAgro PJSC, New(d)	809	8

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Min Vol Factor ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Russia (continued)
Polyus PJSC(a)(d)	53,523	$6
		19
Saudi Arabia — 1.3%
Arabian Internet & Communications Services Co.	27,619	2,293,271
Bupa Arabia for Cooperative Insurance Co.	44,062	2,338,197
Jarir Marketing Co.	587,424	2,282,845
SABIC Agri-Nutrients Co.	229,348	8,417,393
Saudi Arabian Oil Co.(b)	1,830,327	16,181,963
Saudi Basic Industries Corp.	206,413	4,363,474
Saudi Telecom Co.	1,798,045	18,453,812
		54,330,955
Singapore — 1.0%
DBS Group Holdings Ltd.	160,000	3,800,748
Genting Singapore Ltd.	6,224,900	4,257,590
Singapore Exchange Ltd.	1,171,700	8,270,278
Singapore Technologies Engineering Ltd.	1,573,400	4,364,152
Singapore Telecommunications Ltd.	10,483,500	18,063,595
UOL Group Ltd.	598,200	2,637,534
		41,393,897
Switzerland — 2.9%
Banque Cantonale Vaudoise, Registered	37,803	4,606,121
BKW AG	28,596	5,041,854
Kuehne + Nagel International AG, Registered	7,676	2,221,983
Nestle SA, Registered	168,292	19,149,710
Novartis AG, Registered	405,662	39,595,959
Roche Holding AG, NVS	80,007	21,523,562
Swiss Prime Site AG, Registered	98,908	9,945,659
Swisscom AG, Registered	34,265	20,010,231
		122,095,079
Taiwan — 5.0%
Accton Technology Corp.	115,000	1,962,068
Acer Inc.	3,700,000	4,173,792
Advantech Co. Ltd.	600,959	6,789,249
Asia Cement Corp.	2,999,000	4,000,689
Asustek Computer Inc.	932,000	11,751,217
Catcher Technology Co. Ltd.	807,000	5,020,778
Chang Hwa Commercial Bank Ltd.	6,762,250	3,851,612
Cheng Shin Rubber Industry Co. Ltd.	2,413,000	3,634,379
China Steel Corp.	6,865,000	5,749,571
Chunghwa Telecom Co. Ltd.	5,072,000	19,390,846
Compal Electronics Inc.	5,612,000	5,551,444
E.Sun Financial Holding Co. Ltd.	14,017,621	11,479,697
Far EasTone Telecommunications Co. Ltd.	2,175,000	5,769,326
First Financial Holding Co. Ltd.	14,420,798	12,778,171
Formosa Chemicals & Fibre Corp.	4,747,000	9,735,867
Formosa Petrochemical Corp.	1,612,000	4,377,359
Formosa Plastics Corp.	1,469,000	3,799,462
Hon Hai Precision Industry Co. Ltd.	1,634,000	5,308,931
Hua Nan Financial Holdings Co. Ltd.	11,718,905	8,341,924
Innolux Corp.	4,706,000	1,898,067
Lite-On Technology Corp.	642,000	2,256,790
Mega Financial Holding Co. Ltd.	5,797,122	7,327,078
Nan Ya Plastics Corp.	933,000	2,031,735
Pegatron Corp.	2,716,000	7,054,296
Powerchip Semiconductor Manufacturing Corp.	3,789,000	3,648,101
President Chain Store Corp.	557,000	4,801,237
Quanta Computer Inc.	323,000	2,090,828
Synnex Technology International Corp.	1,712,250	3,767,544
Taishin Financial Holding Co. Ltd.	9,266,593	5,427,238
Taiwan Business Bank	7,616,000	3,291,165
Taiwan Cooperative Financial Holding Co. Ltd.	13,639,766	11,748,673
Security	Shares	Value

Taiwan (continued)
Taiwan High Speed Rail Corp.	2,634,000	$2,536,318
Taiwan Mobile Co. Ltd.	2,365,000	7,439,217
Taiwan Semiconductor Manufacturing Co. Ltd.	485,000	8,871,678
WPG Holdings Ltd.	2,133,760	5,298,235
		212,954,582
Thailand — 0.5%
Advanced Info Service PCL, NVDR	1,590,900	9,868,135
Airports of Thailand PCL, NVDR(a)	5,662,800	9,577,610
Bumrungrad Hospital PCL, NVDR	469,400	2,975,304
		22,421,049
Turkey — 0.2%
Aselsan Elektronik Sanayi Ve Ticaret AS	1,336,133	2,259,954
Turkcell Iletisim Hizmetleri AS(a)	1,029,815	2,063,179
Turkiye Petrol Rafinerileri AS	405,371	2,146,517
Turkiye Sise ve Cam Fabrikalari AS	1,528,042	2,606,777
		9,076,427
United Arab Emirates — 0.4%
Abu Dhabi National Oil Co. for Distribution PJSC	4,457,421	4,612,109
Emirates Telecommunications Group Co. PJSC	1,847,988	9,721,618
Multiply Group(a)	3,324,367	3,178,234
		17,511,961
United States — 57.1%
Abbott Laboratories	42,902	4,474,250
AbbVie Inc.	139,196	19,820,118
Accenture PLC, Class A	34,762	11,580,613
Akamai Technologies Inc.(a)	146,056	16,873,850
Albertsons Companies Inc., Class A	119,377	2,598,837
Ameren Corp.	58,204	4,516,048
American Electric Power Co. Inc.	164,298	13,069,906
AmerisourceBergen Corp.	180,312	36,670,051
Amgen Inc.	78,401	21,140,046
Amphenol Corp., Class A	180,450	16,419,145
Aon PLC, Class A	45,323	14,888,152
Arch Capital Group Ltd.(a)	60,604	5,071,949
Arthur J Gallagher & Co.	54,331	13,528,419
Aspen Technology Inc.(a)	20,915	3,937,458
Assurant Inc.	25,791	4,333,404
AT&T Inc.	557,276	9,234,063
AutoZone Inc.(a)(c)	11,746	30,656,238
Becton Dickinson and Co.	53,535	12,643,896
Berkshire Hathaway Inc., Class B(a)	93,918	33,810,480
BioMarin Pharmaceutical Inc.(a)	137,747	12,545,997
Booz Allen Hamilton Holding Corp., Class A	116,782	14,612,932
Bristol-Myers Squibb Co.	487,758	24,085,490
Brown & Brown Inc.	130,302	9,738,771
Campbell Soup Co.	256,054	10,288,250
Cboe Global Markets Inc.	139,227	25,365,767
CF Industries Holdings Inc.	141,898	10,663,635
CH Robinson Worldwide Inc.	153,298	12,578,101
Cheniere Energy Inc.	35,268	6,424,066
Chubb Ltd.	68,668	15,754,499
Church & Dwight Co. Inc.	205,227	19,831,085
Cigna Group (The)	20,283	5,331,995
Cisco Systems Inc.	1,306,594	63,213,018
Clorox Co. (The)	20,949	3,003,039
CME Group Inc.	49,863	10,888,085
CMS Energy Corp.	115,390	6,549,536
Coca-Cola Co. (The)	36,826	2,152,111
Cognizant Technology Solutions Corp., Class A	123,223	8,672,435
Colgate-Palmolive Co.	182,202	14,352,051
Conagra Brands Inc.	77,571	2,194,484

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Min Vol Factor ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Consolidated Edison Inc.	456,037	$41,093,494
Corteva Inc.	99,508	4,497,762
Domino’s Pizza Inc.	32,018	12,579,552
Duke Energy Corp.	349,414	32,243,924
Electronic Arts Inc.	184,276	25,431,931
Elevance Health Inc.	8,514	4,082,378
Eli Lilly & Co.	32,075	18,957,608
Erie Indemnity Co., Class A, NVS	33,466	9,893,888
Everest Re Group Ltd.	12,747	5,233,281
Evergy Inc.	48,897	2,495,703
Expeditors International of Washington Inc.	195,453	23,520,814
F5 Inc.(a)	77,948	13,343,918
Fair Isaac Corp.(a)	2,564	2,788,606
Fiserv Inc.(a)	109,881	14,351,557
Gen Digital Inc.	577,923	12,760,540
General Mills Inc.	455,979	29,027,623
Genuine Parts Co.	17,302	2,297,360
Gilead Sciences Inc.	464,026	35,544,392
GoDaddy Inc., Class A(a)	42,848	4,287,371
Henry Schein Inc.(a)(c)	39,715	2,650,182
Hershey Co. (The)	174,313	32,756,899
Hologic Inc.(a)	28,305	2,018,146
Home Depot Inc. (The)	55,254	17,321,576
Hormel Foods Corp.	398,034	12,175,860
Humana Inc.	53,323	25,854,190
Incyte Corp.(a)	251,987	13,692,974
International Business Machines Corp.	168,107	26,655,046
Jack Henry & Associates Inc.	55,278	8,772,066
JM Smucker Co. (The)	140,223	15,386,670
Johnson & Johnson	330,441	51,106,005
Juniper Networks Inc.	421,521	11,992,272
Kellogg Co.	362,242	19,032,195
Keurig Dr Pepper Inc.	513,059	16,197,273
Keysight Technologies Inc.(a)	183,403	24,922,634
Kimberly-Clark Corp.	110,132	13,626,632
Kraft Heinz Co. (The)	487,436	17,113,878
Kroger Co. (The)	678,737	30,047,687
Lockheed Martin Corp.	20,645	9,244,212
Loews Corp.	248,880	17,493,775
Marathon Petroleum Corp.	45,595	6,802,318
Markel Group Inc.(a)	12,112	17,430,258
Marsh & McLennan Companies Inc.	192,145	38,317,556
Mastercard Inc., Class A	17,526	7,252,785
McCormick & Co. Inc./MD, NVS	91,868	5,955,802
McDonald’s Corp.	163,525	46,087,886
McKesson Corp.	102,137	48,061,587
Merck & Co. Inc.	563,554	57,753,014
Microsoft Corp.	64,742	24,531,391
Mondelez International Inc., Class A	178,934	12,715,050
Monster Beverage Corp.(a)	107,952	5,953,553
Motorola Solutions Inc.	185,907	60,023,793
Neurocrine Biosciences Inc.(a)	129,304	15,075,553
Newmont Corp.	123,170	4,950,202
Northrop Grumman Corp.	28,723	13,648,021
Old Dominion Freight Line Inc.	9,941	3,867,645
Oracle Corp.	140,316	16,306,122
O’Reilly Automotive Inc.(a)	23,756	23,337,419
PepsiCo Inc.	314,277	52,889,676
Pfizer Inc.	211,844	6,454,887
PG&E Corp.(a)	235,939	4,051,073
Security	Shares	Value

United States (continued)
Procter & Gamble Co. (The)	235,580	$36,166,242
Progressive Corp. (The)	150,075	24,616,802
PTC Inc.(a)	51,563	8,113,954
Quest Diagnostics Inc.	45,653	6,264,961
Regeneron Pharmaceuticals Inc.(a)	37,454	30,854,980
Republic Services Inc., Class A	291,474	47,172,152
Rollins Inc.	204,172	8,317,967
Roper Technologies Inc.	115,020	61,909,515
Seagen Inc.(a)	119,466	25,471,346
Southern Co. (The)	443,540	31,482,469
Teledyne Technologies Inc.(a)	10,916	4,398,711
TJX Companies Inc. (The)	146,388	12,898,247
T-Mobile U.S. Inc.	342,785	51,572,003
Travelers Companies Inc. (The)	51,162	9,240,880
Ulta Beauty Inc.(a)	20,408	8,693,604
United Therapeutics Corp.(a)	43,201	10,368,240
UnitedHealth Group Inc.	66,842	36,961,621
VeriSign Inc.(a)	84,253	17,878,487
Verizon Communications Inc.	890,518	34,133,555
Vertex Pharmaceuticals Inc.(a)	118,915	42,192,231
Visa Inc., Class A(c)	92,286	23,687,970
W R Berkley Corp.	113,169	8,210,411
Walmart Inc.	347,190	54,054,011
Waste Management Inc.	327,035	55,919,715
WEC Energy Group Inc.	361,722	30,247,194
Xcel Energy Inc.	504,753	30,709,172
Yum! Brands Inc.	83,143	10,438,604
		2,409,444,779
Total Long-Term Investments — 99.6%
(Cost: $3,837,950,234)		4,207,550,989

Short-Term Securities

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(f)(g)(h)	26,103,786	26,116,838
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(f)(g)	32,740,000	32,740,000

Total Short-Term Securities — 1.4%
(Cost: $58,851,304)		58,856,838

Total Investments — 101.0%
(Cost: $3,896,801,538)		4,266,407,827

Liabilities in Excess of Other Assets — (1.0)%		(44,039,958)

Net Assets — 100.0%		$4,222,367,869

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Min Vol Factor ETF
November 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$51,597,548	$—		$(25,484,652	)(a)	$9,020	$(5,078)	$26,116,838	26,103,786	$22,301	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,270,000	25,470,000	(a)	—		—	—	32,740,000	32,740,000	100,888		—
						$9,020	$(5,078)	$58,856,838		$123,189		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI EAFE Index	34	12/15/23	$3,615	$(10,894)
MSCI Emerging Markets Index	35	12/15/23	1,727	(41)
S&P 500 E-Mini Index	29	12/15/23	6,636	11,923
2-Year U.S. Treasury Note	7	03/28/24	1,432	5,075
				$6,063

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,532,936,983	$1,674,613,959	$47	$4,207,550,989

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Min Vol Factor ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$58,856,838	$—	$—	$58,856,838
	$2,591,793,821	$1,674,613,959	$47	$4,266,407,827
Derivative Financial Instruments(a)
Assets
Equity Contracts	$11,923	$—	$—	$11,923
Interest Rate Contracts	5,075	—	—	5,075
Liabilities
Equity Contracts	(10,935)	—	—	(10,935)
	$6,063	$—	$—	6,063

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company